Schedule of Investments
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.97%
Austria–0.86%
DO & Co. AG	30,000	$4,526,435
Brazil–5.72%
Arcos Dorados Holdings, Inc., Class A	569,768	4,968,377
Multiplan Empreendimentos Imobiliarios S.A.	1,723,000	8,112,589
TOTVS S.A.	1,446,300	7,582,342
Wilson Sons S.A.	3,008,682	9,499,299
		30,162,607
Canada–6.74%
Calian Group Ltd.	190,900	6,481,665
E-L Financial Corp. Ltd.	12,921	11,464,528
Information Services Corp.	451,900	9,659,824
Total Energy Services, Inc.	820,190	5,688,478
Trican Well Service Ltd.	639,308	2,254,796
		35,549,291
China–4.95%
Airtac International Group	282,000	8,076,776
Sunresin New Materials Co. Ltd., A Shares	405,826	3,261,511
Tongcheng Travel Holdings Ltd.(a)	5,880,000	14,765,664
		26,103,951
Egypt–1.42%
Eastern Co. S.A.E.	8,674,229	4,671,292
Integrated Diagnostics Holdings PLC(a)(b)	7,477,870	2,842,667
		7,513,959
France–8.32%
Alten S.A.	38,162	4,266,260
Edenred SE	183,450	6,948,277
Exail Technologies S.A.(b)	267,597	5,215,275
Kaufman & Broad S.A.	206,837	7,181,121
Linedata Services	58,928	5,205,614
Metropole Television S.A.	185,460	2,516,025
Neurones	142,053	6,930,811
Precia S.A.	174,210	5,617,770
		43,881,153
Georgia–0.85%
TBC Bank Group PLC	125,845	4,465,362
Germany–5.25%
CompuGroup Medical SE & Co. KGaA	261,129	4,134,502
CTS Eventim AG & Co. KGaA	129,706	13,505,704
flatexDEGIRO AG	701,423	10,059,661
		27,699,867
India–1.81%
Emami Ltd.	637,803	5,834,959
MakeMyTrip Ltd.(b)(c)	40,162	3,733,058
		9,568,017
Shares		Value
Indonesia–4.77%
PT Kalbe Farma Tbk	77,513,700	$8,820,413
PT Mitra Keluarga Karyasehat Tbk(a)	51,768,300	10,855,807
PT Pakuwon Jati Tbk	161,499,300	5,504,897
		25,181,117
Italy–4.78%
Amplifon S.p.A.	225,828	6,499,460
Danieli & C. Officine Meccaniche S.p.A., RSP	266,310	6,391,926
MARR S.p.A.(c)	462,128	6,181,924
Technogym S.p.A.(a)	589,561	6,161,097
		25,234,407
Japan–12.75%
Fujimi, Inc.	273,400	4,554,506
Hamamatsu Photonics K.K.	585,000	7,633,194
I’LL, Inc.(c)	271,900	5,652,166
M3, Inc.	483,000	4,836,749
Nabtesco Corp.(c)	174,500	3,010,368
Shimano, Inc.	59,700	11,364,951
SHOEI Co. Ltd.	354,900	5,543,803
Tokyo Ohka Kogyo Co. Ltd.	273,200	6,718,112
Yonex Co. Ltd.	598,500	8,895,710
Zuken, Inc.	359,200	9,036,709
		67,246,268
Malaysia–3.36%
Bursa Malaysia Bhd.	1,426,700	3,291,563
Heineken Malaysia Bhd.	1,416,900	8,015,725
KPJ Healthcare Bhd.	12,501,200	6,418,268
		17,725,556
Mexico–1.07%
Bolsa Mexicana de Valores S.A.B. de C.V.	3,511,594	5,665,990
Netherlands–1.57%
SBM Offshore N.V.	453,901	8,297,155
New Zealand–0.99%
Freightways Group Ltd.(c)	909,162	5,238,452
Poland–1.44%
Mo-BRUK S.A.	47,664	3,774,630
Text S.A.(c)	200,162	3,825,046
		7,599,676
South Africa–0.74%
Karooooo Ltd.	98,180	3,890,873
South Korea–1.41%
LEENO Industrial, Inc.	21,182	3,050,781
Tokai Carbon Korea Co. Ltd.	62,113	4,386,541
		7,437,322
Spain–0.98%
Construcciones y Auxiliar de Ferrocarriles S.A.	130,396	5,178,490

See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

Shares		Value
Sweden–1.84%
Kindred Group PLC, SDR	763,188	$9,699,531
Switzerland–1.33%
Kardex Holding AG	21,500	7,031,304
Taiwan–1.89%
ASPEED Technology, Inc.	23,000	3,110,141
Visual Photonics Epitaxy Co. Ltd.	1,309,000	6,839,730
		9,949,871
United Kingdom–19.20%
4imprint Group PLC	126,306	8,474,869
Clarkson PLC	142,000	6,986,695
DCC PLC	154,050	10,516,887
Diploma PLC	147,480	8,766,922
IG Group Holdings PLC	1,141,132	14,036,870
ME Group International PLC	5,006,666	13,008,994
Mortgage Advice Bureau Holdings Ltd.	832,358	7,103,866
Renew Holdings PLC	942,085	13,264,057
Savills PLC	413,099	6,558,040
Serco Group PLC	3,408,723	8,140,073
XP Power Ltd.(b)	251,028	4,421,388
		101,278,661
United States–0.93%
Signify N.V.	208,002	4,906,664
Total Common Stocks & Other Equity Interests (Cost $399,988,019)		501,031,979
Shares		Value
Money Market Funds–4.62%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	8,477,630	$8,477,630
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	15,914,432	15,914,432
Total Money Market Funds (Cost $24,392,062)		24,392,062
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.59% (Cost $424,380,081)		525,424,041
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.65%
Invesco Private Government Fund, 4.96%(d)(e)(f)	2,404,625	2,404,625
Invesco Private Prime Fund, 5.02%(d)(e)(f)	6,293,387	6,295,904
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,700,338)		8,700,529
TOTAL INVESTMENTS IN SECURITIES—101.24% (Cost $433,080,419)		534,124,570
OTHER ASSETS LESS LIABILITIES–(1.24)%		(6,560,036)
NET ASSETS–100.00%		$527,564,534
Investment Abbreviations:
RSP	– Registered Savings Plan Shares
SDR	– Swedish Depository Receipt
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2024 was $34,625,235, which represented 6.56% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,849,108	$35,372,832	$(37,744,310)	$-	$-	$8,477,630	$301,775
Invesco Liquid Assets Portfolio, Institutional Class	7,921,543	17,621,547	(25,541,171)	(5,436)	3,517	-	163,298
Invesco Treasury Portfolio, Institutional Class	12,398,980	53,003,841	(49,488,389)	-	-	15,914,432	405,422
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	918,745	28,060,075	(26,574,195)	-	-	2,404,625	121,323*
Invesco Private Prime Fund	2,362,487	56,840,843	(52,906,698)	(764)	36	6,295,904	326,959*
Total	$34,450,863	$190,899,138	$(192,254,763)	$(6,200)	$3,553	$33,092,591	$1,318,777

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Austria	$—	$4,526,435	$—	$4,526,435
Brazil	30,162,607	—	—	30,162,607
Canada	35,549,291	—	—	35,549,291
China	—	26,103,951	—	26,103,951
Egypt	4,671,292	2,842,667	—	7,513,959
France	—	43,881,153	—	43,881,153
Georgia	—	4,465,362	—	4,465,362
Germany	—	27,699,867	—	27,699,867
India	3,733,058	5,834,959	—	9,568,017
Indonesia	—	25,181,117	—	25,181,117
Italy	—	25,234,407	—	25,234,407
Japan	—	67,246,268	—	67,246,268
Malaysia	—	17,725,556	—	17,725,556
Mexico	5,665,990	—	—	5,665,990
Netherlands	—	8,297,155	—	8,297,155
New Zealand	—	5,238,452	—	5,238,452
Poland	—	7,599,676	—	7,599,676
South Africa	3,890,873	—	—	3,890,873
South Korea	—	7,437,322	—	7,437,322
Spain	—	5,178,490	—	5,178,490
Sweden	—	9,699,531	—	9,699,531
Switzerland	—	7,031,304	—	7,031,304
Taiwan	—	9,949,871	—	9,949,871
United Kingdom	—	101,278,661	—	101,278,661
United States	—	4,906,664	—	4,906,664
Money Market Funds	24,392,062	8,700,529	—	33,092,591
Total Investments	$108,065,173	$426,059,397	$—	$534,124,570
Invesco EQV International Small Company Fund